Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Net book value of property, plant and equipment	$ 1,456,148	$ 1,156,950	$ 740,103
Provision for obsolescence of materials and equipment	(11,267)	(6,610)	(3,955)
Provision for impairment of property, plant and equipment	(65,354)	(81,329)	(37,061)
Property, plant and equipment net	$ 1,379,527	$ 1,069,011	$ 699,087